Item 1. Report to Shareholders

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

VALUE FUND
--------------------------------------------------------------------------------
As of 12/31/03

Value Fund   $35,623
S&P 500 Stock Index   $28,186
Lipper Multi-Cap Value Funds Index   $27,048

                                                  Lipper
                                               Multi-Cap
                               S&P 500       Value Funds             Value
                           Stock Index             Index              Fund
--------------------------------------------------------------------------------

9/30/94                        $10,000           $10,000           $10,000
12/94                            9,998             9,806            10,310
12/95                           13,756            12,847            14,419
12/96                           16,914            15,544            18,529
12/97                           22,557            19,726            23,948
12/98                           29,004            21,014            25,590
12/99                           35,106            22,262            27,933
12/00                           31,910            24,407            32,332
12/01                           28,117            24,723            32,850
12/02                           21,903            20,370            27,402
12/03                           28,186            27,048            35,623

Note: Performance for Advisor Class shares will vary due to the differing fee structure. See returns table below.

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------
                                                                Since  Inception
Periods Ended 12/31/03                 1 Year    5 Years    Inception       Date
--------------------------------------------------------------------------------
Value Fund                             30.00%      6.84%       14.72%    9/30/94
S&P 500 Stock Index                    28.68      -0.57        11.85           *
Lipper Multi-Cap Value Funds Index     32.78       5.18        11.36           *
--------------------------------------------------------------------------------
Value Fund-Advisor Class               29.91       -            6.44     3/31/00
S&P 500 Stock Index                    28.68       -           -6.25          **
Lipper Multi-Cap Value Funds Index     32.78       -            5.26          **

*    Benchmark since-inception data are for the time period 9/30/94-12/31/03.

**   Benchmark since-inception data are for the time period 3/31/00-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report


Dear Shareholder,

We are pleased to report that the fund posted an excellent return of 30.00% during the 12 months ended December 31, 2003, slightly trailing the Lipper Multi-Cap Value Funds Index, which measures similarly managed funds, but outpacing the broad S&P 500 Stock Index. Smaller-cap, more speculative stocks led the way in 2003, but the fund's value investment approach has served shareholders well since the fund's inception in September 1994.

As you know, the fund seeks to provide long-term capital appreciation and, secondarily, dividend income by investing primarily in the common stocks of companies that appear to be undervalued by various measures and are temporarily out of favor. Portfolio holdings consist primarily of large companies but may also include mid- and small-cap companies that meet our investment criteria.

[Graphic Omitted]

MAJOR INDEX RETURNS
--------------------------------------------------------------------------------
                                   12-Month Return
--------------------------------------------------------------------------------

S&P 500 Stock Index                          28.68%

S&P MidCap 400 Index                         35.62%

Russell 2000 Index                           47.25%

Nasdaq Composite                             50.01%


The Major Index Returns table shows how various domestic equities indices performed over the fund's fiscal year. As you can see, the Nasdaq Composite with its high component of technology stocks outpaced the S&P 500 Stock Index over the 12-month period, and both mid- and small-cap stocks outperformed larger-cap shares.

The Top 5 Sectors table reflects the percentage of net assets that were invested in various sectors at year-end. The fund's major allocations were to financial and consumer discretionary stocks, with significant percentages invested in industrials and business services, health care, and materials shares.

TOP 5 SECTORS
--------------------------------------------------------------------------------
                                          Percent of Net Assets
Periods Ended                            12/31/02      12/31/03
--------------------------------------------------------------------------------
Financials                                  19.8%         21.5%
Consumer Discretionary                      22.7          21.2
Industrials and Business Services           15.9          14.7
Health Care                                  8.2           7.7
Materials                                    6.2           7.5

Note: For comparison purposes, we have restated the historical weightings to incorporate changes made to the sector and industry classification system.

The Best and Worst Contributors table shows the stocks that contributed most to fund results throughout the year. FleetBoston Financial and Cooper Industries were among the leading positive contributors to performance, while Merck and Schering-Plough were the major laggards.

BEST AND WORST CONTRIBUTORS
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Cooper Industries

FleetBoston Financial

Nordstrom

Comcast

Hasbro
--------------------------------------------------------------------------------

Worst Contributors
--------------------------------------------------------------------------------
Merck

Schering-Plough

Eastman Kodak

Goodyear Tire & Rubber **

Sony
--------------------------------------------------------------------------------

**  Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 23, 2004

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Value class
                               Year
                              Ended
                           12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period        $  15.56   $  18.88   $  19.15   $  17.50   $  18.31

Investment activities
  Net investment
  income (loss)                0.18       0.18       0.17       0.24       0.22

  Net realized and
  unrealized gain (loss)       4.48      (3.31)      0.13**     2.48       1.38

  Total from
  investment activities        4.66      (3.13)      0.30       2.72       1.60

Distributions
  Net investment income       (0.20)     (0.15)     (0.17)     (0.23)     (0.21)

  Net realized gain           (0.01)     (0.04)     (0.40)     (0.84)     (2.20)

  Total distributions         (0.21)     (0.19)     (0.57)     (1.07)     (2.41)

NET ASSET VALUE

End of period              $  20.01   $  15.56   $  18.88   $  19.15   $  17.50
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                 30.00%    (16.58)%     1.60%     15.75%      9.16%

Ratio of total expenses to
average net assets             0.97%      0.95%      0.94%      0.91%      0.92%

Ratio of net investment
income (loss) to average
net assets                     1.06%      1.01%      0.93%      1.38%      1.14%

Portfolio turnover rate        30.6%      29.6%      42.2%      55.9%      67.8%

Net assets, end of period
(in millions)              $   1,482  $   1,140  $   1,322  $     989  $     851

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                              Year                                     3/31/00
                             Ended                                     Through
                          12/31/03       12/31/02       12/31/01      12/31/00
NET ASSET VALUE

Beginning of period      $  15.51       $   18.84      $   19.14     $  17.57

Investment activities
  Net investment
  income (loss)              0.15            0.10           0.10         0.17*

  Net realized and
  unrealized gain (loss)     4.48           (3.24)          0.17**       2.45

  Total from
  investment activities      4.63           (3.14)          0.27         2.62

Distributions
  Net investment income     (0.20)          (0.15)         (0.17)       (0.21)

  Net realized gain         (0.01)          (0.04)         (0.40)       (0.84)

  Total distributions       (0.21)          (0.19)         (0.57)       (1.05)

NET ASSET VALUE
End of period            $  19.93       $   15.51      $   18.84     $  19.14
                         ------------------------------------------------------

Ratios/Supplemental Data

Total return^               29.91%        (16.67)%          1.45%       15.11%*

Ratio of total expenses to
average net assets           1.04%           1.08%          1.06%        1.10%*!

Ratio of net investment
income (loss) to average
net assets                   0.99%           1.08%          0.78%        1.04%*!

Portfolio turnover rate      30.6%           29.6%          42.2%        55.9%!

Net assets, end of period
(in thousands)           $  73,739      $   47,116     $    8,673    $      77

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/03.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report                                     December 31, 2003

PORTFOLIO OF INVESTMENTS (ss.)                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                      ($ 000s)

COMMON STOCKS   95.7%

CONSUMER DISCRETIONARY   21.2%

Auto Components   0.2%

Delphi                                               300,000            3,063

                                                                        3,063

Automobiles   0.7%

Ford Motor                                           699,817           11,197

                                                                       11,197

Hotels, Restaurants & Leisure   2.8%

Fairmont Hotels                                      500,000           13,570

Hilton                                               850,000           14,560

McDonald's                                           591,000           14,675

                                                                       42,805

Household Durables   2.9%

Fortune Brands                                       250,000           17,872

Newell Rubbermaid                                    675,000           15,370

Sony ADR                                             365,000           12,655

                                                                       45,897

Leisure Equipment & Products   1.3%

Eastman Kodak                                        300,000            7,701

Hasbro                                               600,000           12,768

                                                                       20,469

Media   10.4%

Cablevision Systems, Class A *                       300,000            7,017

Comcast
    Class A *                                        202,000            6,640

    Class A Special *                                830,000           25,962

Disney                                               829,400           19,350

Dow Jones                                            275,000           13,709

Liberty Media, Class A *                           1,770,000           21,045

New York Times, Class A                              325,000           15,532

Pearson (GBP)                                        680,000            7,550

Reuters (GBP)                                      1,815,000            7,614

Time Warner *                                      1,255,000           22,577

Viacom, Class B                                      325,000           14,423

                                                                      161,419

Multiline Retail   1.4%

May Department Stores                                500,000           14,535

Nordstrom                                            220,000            7,546

                                                                       22,081

Specialty Retail   1.5%

RadioShack                                           350,000           10,738

Toys "R" Us *                                        950,000           12,008

                                                                       22,746

Total Consumer Discretionary                                          329,677


CONSUMER STAPLES   5.6%

Beverages   1.5%

Coca-Cola Enterprises                                500,000           10,935

Heineken (EUR)                                       350,000           13,313

                                                                       24,248

Food & Staples Retailing   1.6%

CVS                                                  455,000           16,435

Safeway *                                            376,000            8,238

                                                                       24,673

Food Products   1.2%

Campbell Soup                                        525,000           14,070

General Mills                                         90,000            4,099

                                                                       18,169


Household Products   0.6%

Clorox                                               200,000            9,712

                                                                        9,712

Tobacco   0.7%

Altria Group                                         198,300           10,792

                                                                       10,792

Total Consumer Staples                                                 87,594


ENERGY   7.3%

Energy Equipment & Services   1.7%

Baker Hughes                                         520,000           16,724

Schlumberger                                         185,000           10,123

                                                                       26,847

Oil & Gas   5.6%

Amerada Hess                                         355,000           18,875

ChevronTexaco                                        127,000           10,972

ConocoPhillips                                       136,000            8,917

Exxon Mobil                                          432,000           17,712

Marathon Oil                                         200,000            6,618

Royal Dutch Petroleum ADS                            260,000           13,621

TotalFinaElf ADR                                     109,000           10,084

                                                                       86,799

Total Energy                                                          113,646


FINANCIALS   21.3%

Capital Markets   4.5%

Franklin Resources                                   300,000           15,618

J.P. Morgan Chase                                    450,000           16,529

Mellon Financial                                     375,000           12,041

Morgan Stanley                                       450,000           26,041

                                                                       70,229

Commercial Banks   6.4%

Bank of America                                      173,000           13,914

Bank One                                             380,000           17,324

Comerica                                             295,000           16,538

FleetBoston Financial                                560,000           24,444

U.S. Bancorp                                         900,000           26,802

                                                                       99,022

Consumer Finance   1.3%

American Express                                     425,000           20,498

                                                                       20,498

Diversified Financial Services   1.7%

Citigroup                                            225,000           10,921

Principal Financial Group                            470,000           15,543

                                                                       26,464

Insurance   6.6%

Berkshire Hathaway, Class A *                            175           14,744

Hartford Financial Services                          275,000           16,233

Marsh & McLennan                                     330,000           15,804

Prudential                                           250,000           10,443

SAFECO                                               410,000           15,961

Travelers Property Casualty, Class B               1,125,000           19,091

UnumProvident                                        700,000           11,039

                                                                      103,315

Thrifts & Mortgage Finance   0.8%

Freddie Mac                                          200,000           11,664

                                                                       11,664

Total Financials                                                      331,192


HEALTH CARE   7.7%

Health Care Equipment & Supplies   1.3%

Becton, Dickinson                                    165,000            6,788

Medtronic                                            265,000           12,882

                                                                       19,670

Health Care Providers & Services   0.8%

CIGNA                                                210,000           12,075

                                                                       12,075

Pharmaceuticals   5.6%

Bristol-Myers Squibb                                 600,000           17,160

Johnson & Johnson                                    335,000           17,306

Merck                                                600,000           27,720

Schering-Plough                                      800,000           13,912

Wyeth                                                275,000           11,674

                                                                       87,772

Total Health Care                                                     119,517


INDUSTRIALS & BUSINESS SERVICES   14.7%

Aerospace & Defense   4.9%

Honeywell International                              700,000           23,401

Lockheed Martin                                      330,000           16,962

Raytheon                                             500,000           15,020

Rockwell Collins                                     704,700           21,162

                                                                       76,545

Air Freight & Logistics   0.9%

CNF                                                  392,000           13,289

                                                                       13,289

Airlines   0.4%

Delta                                                550,000            6,495

                                                                        6,495

Commercial Services & Supplies   1.0%

Waste Management                                     524,000           15,510

                                                                       15,510

Electrical Equipment   2.1%

Cooper Industries, Class A                           425,000           24,620

Rockwell Automation                                  220,000            7,832

                                                                       32,452

Industrial Conglomerates   1.7%

GE                                                   125,000            3,835

Tyco International                                   834,000           22,101

                                                                       25,936

Machinery   2.1%

Dover                                                140,000            5,565

Eaton                                                165,000           17,817

Pall                                                 335,000            8,988

                                                                       32,370

Road & Rail   1.6%

Norfolk Southern                                     475,000           11,234

Union Pacific                                        200,000           13,896

                                                                       25,130

Total Industrials & Business Services                                 227,727


INFORMATION TECHNOLOGY   5.3%

Communications Equipment   1.4%

Lucent Technologies *                                700,000            1,988

Motorola                                           1,403,000           19,740

                                                                       21,728

Computer & Peripherals   1.4%

Hewlett-Packard                                      975,250           22,401

                                                                       22,401

IT Services   0.4%

Electronic Data Systems                              275,000            6,749

                                                                        6,749

Semiconductor & Semiconductor Equipment   0.6%

Texas Instruments                                    325,000            9,549

                                                                        9,549

Software   1.5%

Microsoft                                            815,000           22,445

                                                                       22,445

Total Information Technology                                           82,872


MATERIALS   7.5%

Chemicals   2.5%

DuPont                                               358,000           16,428

Great Lakes Chemical                                 625,000           16,994

Hercules *                                           500,000            6,100

                                                                       39,522

Metals & Mining   2.0%

Alcoa                                                389,000           14,782

Nucor                                                281,600           15,770

                                                                       30,552



Paper & Forest Products   3.0%

Bowater                                              385,000           17,829

International Paper                                  327,600           14,123

MeadWestvaco                                         500,000           14,875

                                                                       46,827

Total Materials                                                       116,901

TELECOMMUNICATION SERVICES   1.8%

Diversified Telecommunication Services   1.8%

Qwest Communications International *               2,800,000           12,096

Sprint                                             1,006,000           16,519

Total Telecommunication Services                                       28,615

UTILITIES   3.1%

Electric Utilities   2.2%

FirstEnergy                                          450,000           15,840

Pinnacle West Capital                                250,000           10,005

TXU                                                  333,000            7,899

                                                                       33,744

Gas Utilities   0.9%

NiSource                                             660,000           14,480

                                                                       14,480


Total Utilities                                                        48,224


Total Miscellaneous Common Stocks  0.2%                                 2,473

Total Common Stocks (Cost $1,362,622)                               1,488,438


CORPORATE BONDS   0.5%

Miscellaneous Corporate Bonds (Cost $6,949)                             7,734

SHORT-TERM INVESTMENTS   3.8%

Money Market Funds   3.8%

T. Rowe Price Reserve
Investment Fund, 1.13% #                          58,570,648           58,570


Total Short-Term Investments (Cost $58,571)                            58,570

Total Investments in Securities
100.0% of Net Assets (Cost $1,428,142)                             $1,554,742
                                                                   ----------

  (ss.)  Denominated in U.S. dollars unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

    ADR  American Depository Receipts

    ADS  American Depository Shares

    EUR  Euro

    GBP  British pound

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $1,428,142)              $  1,554,742

Other assets                                                             21,027

Total assets                                                          1,575,769

Liabilities

Total liabilities                                                        20,464

NET ASSETS                                                         $  1,555,305
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $        404

Undistributed net realized gain (loss)                                  (40,428)

Net unrealized gain (loss)                                              126,600

Paid-in-capital applicable to 77,739,422 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,468,729

NET ASSETS                                                         $  1,555,305
                                                                   ------------

NET ASSET VALUE PER SHARE

Value Class
($1,481,566,036/74,039,382 shares outstanding)                     $      20.01
                                                                   ------------
Advisor Class
($73,739,156/3,700,040 shares outstanding)                         $      19.93
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Income
  Dividend                                                          $    26,308

  Securities lending                                                        115

  Interest                                                                    3

  Total income                                                           26,426

Expenses
  Investment management                                                   8,689

  Shareholder servicing
    Value class                                                           3,415

    Advisor Class                                                            55

  Custody and accounting                                                    153

  Distribution and service (12b-1) - Advisor Class                          135

  Prospectus and shareholder reports

    Value class                                                             121

    Advisor Class                                                             2

  Registration                                                               64

  Legal and audit                                                            21

  Directors                                                                  10

  Miscellaneous                                                              11

  Total expenses                                                         12,676

Net investment income (loss)                                             13,750

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            (39,385)

  Futures                                                                (1,037)

  Foreign currency transactions                                             (11)

  Net realized gain (loss)                                              (40,433)

Change in net unrealized gain (loss) on securities                      382,528

Net realized and unrealized gain (loss)                                 342,095

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   355,845
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                       12/31/03       12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                       $   13,750    $    13,407

  Net realized gain (loss)                              (40,433)         5,586

  Change in net unrealized gain (loss)                  382,528       (270,671)

  Increase (decrease) in net assets from operations     355,845       (251,678)

Distributions to shareholders
  Net investment income
    Value class                                         (14,543)       (10,866)

    Advisor Class                                          (746)          (449)

  Net realized gain
    Value class                                            (727)        (2,896)

    Advisor Class                                           (38)          (120)

  Decrease in net assets from distributions             (16,054)       (14,331)

Capital share transactions *
  Shares sold
    Value class                                         380,384        552,078

    Advisor Class                                        23,634         57,645

  Distributions reinvested
    Value class                                          14,900         13,154

    Advisor Class                                           782            568

  Shares redeemed
    Value class                                        (379,074)      (484,036)

    Advisor Class                                       (12,581)       (16,285)

  Increase (decrease) in net assets from
  capital share transactions                             28,045        123,124

Net Assets

Increase (decrease) during period                       367,836       (142,885)

Beginning of period                                   1,187,469      1,330,354

End of period                                        $1,555,305    $ 1,187,469
                                                     -------------------------

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                       12/31/03       12/31/02

*Share information
  Shares sold
    Value class                                          22,359         30,755

    Advisor Class                                         1,370          3,600

  Distributions reinvested
    Value class                                             774            840

    Advisor Class                                            41             37

  Shares redeemed
    Value class                                         (22,388)       (28,307)

    Advisor Class                                          (750)        (1,058)

  Increase (decrease) in shares outstanding               1,406          5,867

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The fund has two classes of shares: Value Fund (Value class), offered since September 30, 1994, and Value Fund-Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $72,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $385,876,000 and $382,506,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $16,054,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                      $    238,176,000

Unrealized depreciation                                          (111,582,000)

Net unrealized appreciation (depreciation)                        126,594,000

Undistributed ordinary income                                         404,000

Capital loss carryforwards                                        (40,422,000)

Paid-in capital                                                 1,468,729,000

Net assets                                                   $  1,555,305,000
                                                             ----------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $40,422,000 of capital loss carryforwards that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                          $     (149,000)

Undistributed net realized gain                                     114,000

Paid-in capital                                                      35,000


At December 31, 2003, the cost of investments for federal income tax purposes was $1,428,148,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $842,000.

The Advisor Class is also subject to a contractual expense limitation through December 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.10%. Through December 31, 2005, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the year ended December 31, 2003, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Value class. Expenses incurred pursuant to these service agreements totaled $2,144,000 for the year ended December 31, 2003, of which $193,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $394,000 for shareholder servicing costs related to the college savings plans, of which $296,000 was for services provided by Price and $42,000 was payable at period-end. At December 31, 2003, approximately 4.1% of the outstanding shares of the Value class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $238,000 of Retirement Funds' expenses, of which $120,000 related to services provided by Price and $31,000 was payable at period-end. At December 31, 2003, approximately 6.3% of the outstanding shares of the Value class were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $514,000.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Value Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $651,000 from short-term capital gains.

For taxable non-corporate shareholders, $13,727,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $13,727,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President,
(1/28/45)                     and Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile
                              Bank (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc.,consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties
                              Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1994

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1994                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price
(8/15/53)                     and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.;
[107]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Value Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1994                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen W. Boesel (12/28/44)            Vice President, T. Rowe Price, T. Rowe
Vice President, Value Fund              Price Group, Inc., and T. Rowe Price
                                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Value Fund              Price Group,  Inc., and T. Rowe Price
                                        Trust Company

Andrew M. Brooks (2/16/56)              Vice President, T. Rowe Price and
Vice President, Value Fund              T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Value Fund                   Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Kara Cheseby Landers, CFA (10/9/63)     Vice President, T. Rowe Price and
Vice President, Value Fund              T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Value Fund              Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

David R. Giroux, CFA (6/8/75)           Vice President, T. Rowe Price and
Vice President, Value Fund              T. Rowe Price Group, Inc.

Michael W. Holton (9/25/68)             Vice President, T. Rowe Price
Vice President, Value Fund              and T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Value Fund              Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

John D. Linehan, CFA (1/21/65)          Vice President, T. Rowe Price, T. Rowe
Executive Vice President, Value Fund    Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, Value Fund                   Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph M. Milano, CFA (9/14/72)         Vice President, T. Rowe Price and
Vice President, Value Fund              T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (6/27/55)     Director and Vice President, T. Rowe
President, Value Fund                   Price Group, Inc.; Vice President,
                                        T. Rowe Price and T. Rowe Price Trust
                                        Company

David J. Wallack (7/2/60)               Vice President, T. Rowe Price and
Vice President, Value Fund              T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Value Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $13,315               $12,804
     Audit-Related Fees                         766                    --
     Tax Fees                                 3,458                 3,100
     All Other Fees                             124                   165

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004